ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of principal subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2025
Subsidiaries [Member] | Jiayin Holdings Limited
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	BVI
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong(HK) Limited (formerly known as "Jiayin (HK) Limited")
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	Hong Kong
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Jiayin Southeast Asia Holdings Limited
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Feb. 28, 2018
Place of incorporation/establishment	BVI
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Shanghai Kunjia Technology Co.,Ltd. ("Shanghai Kunjia")
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jun. 30, 2018
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong Yunke Information Technology Co., Ltd
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jul. 31, 2019
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technologydevelopmentand consumer financeservices
Subsidiaries [Member] | Jiangxi Yunkaijianming Technology Co., Ltd. (formerly known as Geerong Yun (Shanghai) Technology Development Co., Ltd.)
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Sep. 30, 2019
Place of incorporation/establishment	Jiangxi
Percentage of direct or indirect ownership	100.00%
Principal activities	Technologydevelopmentand consumer financeservices
Subsidiaries [Member] | Shanghai Chuangzhen Software Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Apr. 30, 2020
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology service
Subsidiaries [Member] | Shanghai Jirongzhicheng Enterprise Development Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Nov. 30, 2024
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Commercial service
Subsidiaries [Member] | Hainan Yinke Financing Guarantee Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Aug. 31, 2021
Place of incorporation/establishment	Hainan
Percentage of direct or indirect ownership	100.00%
Principal activities	Guarantee service
Subsidiaries [Member] | Shanghai Jiazhen Software Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jan. 31, 2025
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology service
Variable Interest Entity, Primary Beneficiary Shanghai Jiayin Technology Co., Ltd. ("Jiayin Technology", formerly known as "Shanghai Jiayin Finance Technology Co., Ltd.")
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jun. 30, 2015
Place of incorporation/establishment	Shanghai
Principal activities	Technology service
Variable Interest Entity, Primary Beneficiary Shanghai Jiajie Internet Information Services Co., Ltd. (formerly known as "Shanghai Jiajie Finance Information Services Co., Ltd.")
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jul. 31, 2019
Place of incorporation/establishment	Shanghai
Principal activities	Technologydevelopmentand consumer financeservices
Variable Interest Entity, Primary Beneficiary Jiayin Shuke Information Technology Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jan. 31, 2021
Place of incorporation/establishment	Shanghai
Principal activities	Technology service
Variable Interest Entity, Primary Beneficiary Guangxi Chuangzhen Information Technology Co., Ltd.
Organization and Principal Activities [Line Items]
Date of incorporation/establishment or acquisition	Jan. 31, 2022
Place of incorporation/establishment	Guangxi
Principal activities	Technology service